EMPLOYEE BENEFITS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
[custom:PostemploymentBenefitExpenseDefinedContributionPlan]	R$ 104.0	R$ 99.2	R$ 91.3
Plan assets gain/(loss)	403.0	177.7	419.7
Amount up to the asset ceiling not exceeding the present value of future benefits in a defined benefit plan	30.0	70.5	57.3
Defined benefit plans	213.1
Defined benefit obligation, at present value	1,440.4	1,647.8	1,678.1
Two Health Care Plans From Fundacao Zerrenner [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	R$ 698.0	R$ 555.1	R$ 633.3